Principal Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Principal Accounting Policies
2. Principal Accounting Policies
2.1 Basis of presentation
The accompanying unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes normally included in the annual financial statements prepared in accordance with U.S. GAAP. Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation
S-X.
In the opinion of management, the Group’s unaudited interim condensed consolidated financial statements and accompanying notes include all adjustments (consisting of normal recurring adjustments) considered necessary for the fair statement of the Group’s financial position as of June 30, 2020, and results of operations and cash flows for the six months ended June 30, 2019 and 2020. Interim results of operations are not necessarily indicative of the results for the full year or for any future period. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2019, and related notes included in the Group’s audited consolidated financial statements. The financial information as of December 31, 2019 presented in the unaudited interim condensed consolidated financial statements is derived from the audited consolidated financial statements as of December 31, 2019.
Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.
2.2 Basis of consolidation
The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. All inter-company balances and transactions have been eliminated in consolidation.
2.3 Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used when accounting for amounts recorded in connection with acquisitions, including initial fair value determinations of assets and liabilities and other intangible assets as well as subsequent fair value measurements. Additionally, estimates are used in determining items such as fair value measurements of wealth management products, impairment of other receivables, long-lived assets, intangible assets and goodwill, useful lives of property, equipment and software, recognition of right-of-use
assets and lease liabilities, fair value measurements of warrant liabilities, variable consideration in collaboration revenue arrangements, determination of the standalone selling price of each performance obligation in the Company’s revenue arrangements, valuation of share-based compensation arrangements, deferred tax assets valuation allowances. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

2.4 Fair value measurements
Financial assets and liabilities of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, other financial assets, contract assets, other receivables, short-term borrowings, accruals and other payables and warrants liabilities. As of December 31, 2019, and June 30, 2020, except for short-term investments, other financial assets and warrant liabilities, the carrying values of these financial assets and liabilities approximated their fair values because of their generally short maturities. The Group reports short-term investments, other financial assets and warrant liabilities at fair value at each balance sheet date and changes in fair value are reflected in the consolidated statements of comprehensive loss.
The Group measures its financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:
Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.
Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.
Assets and liabilities measured at fair value on a recurring basis
The Group measured its short-term investments at fair value on a recurring basis. As the Group’s short-term investments are not traded in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of short-term investments. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement.
The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2019 and June 30, 2020:

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	32,000	32,000

	As of June 30, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	1,926	1,926

The roll forward of major Level 3 financial assets are as follows:

Short-term investments
Fair value of Level 3 financial asset as of December 31, 2019	32,000
Purchase of short-term investments	113,022
Disposal of short-term investments	(143,511)
Fair value changes	415

Fair value of Level 3 financial asset as of June 30, 2020	1,926

2.5 Foreign currency translation
The Group uses Chinese Renminbi (“RMB”) as its reporting currency. The United States Dollar (“US$”) is the functional currency of the Group’s entities incorporated in the Cayman Islands, the United States of America (“U.S.”) and Hong Kong, the Australia Dollar (“AUD”) is the functional currency of the Group’s entity incorporated in Australia and the RMB is the functional currency of the Company’s PRC subsidiaries.
Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in other than the functional currencies are translated at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss.
The unaudited interim condensed consolidated financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses are translated at the average exchange rates prevailing for the year. Foreign currency translation adjustments arising from these are reflected in the accumulated other comprehensive income. The exchange rates used for translation on December 31, 2019 and June 30, 2020 were US$1.00 = RMB6.9762 and RMB7.0795 respectively, representing the index rates stipulated by the People’s Bank of China.
Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss, consolidated statements of changes in shareholders’ equity (deficit) and consolidated statements of cash flows from RMB into US$ as of and for the six months ended June 30, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0651, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on June 30, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2020, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.
2.6 Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments with an original maturity date of three months or less at the date of purchase to be cash equivalents.
2.7 Restricted cash
Restricted cash consists of the guarantee deposits held in a designated bank account as security deposits under bank borrowing agreements. Such restricted cash was released when the Group repaid the related bank borrowings.
2.8 Short-term investments
Short-term investments represent the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. These investments are stated at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive loss.
2.9 Property, equipment and software
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Laboratory equipment	3 to 5 years
Software	2 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term
The Group recognized the gain or loss on the disposal of property, equipment and software in the consolidated statements of comprehensive loss.

2.10 Intangible assets
Intangible assets with definite useful lives are amortized to their estimated residual values over their estimated useful lives and reviewed for impairment if certain events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Amortization is initiated for in-process
research and development (IPR&D) intangible assets that are acquired from business combination when their useful lives have been determined. IPR&D intangible assets which are determined to have an impairment in their fair value are adjusted downward and an expense recognized in research and development in the consolidated statements of comprehensive loss. These IPR&D intangible assets are tested at least on an annual basis on December 31 or when a triggering event occurs that could indicate a potential impairment (see Note 5).
2.11 Impairment of long-lived assets
Long-lived assets are reviewed for impairment in accordance with authoritative guidance for impairment or disposal of long-lived assets. Long-lived assets are reviewed for events or changes in circumstances, which indicate that their carrying value may not be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value less cost to sell. For the year ended December 31, 2019 and six months ended June 30, 2020, there was no impairment of the value of the Group’s long-lived assets.
2.12 Goodwill
Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Group allocates the cost of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase price for acquisitions over the fair value of the net assets acquired, including other intangible assets, is recorded as goodwill. Goodwill is not amortized, but impairment of goodwill assessment is performed on at least an annual basis on December 31 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.
The Group has elected to first assess qualitative factors to determine whether it is more likely than not that the fair value of the Group’s reporting unit is less than its carrying amount, including goodwill. The qualitative assessment includes the Group’s evaluation of relevant events and circumstances affecting the Group’s single reporting unit, including macroeconomic, industry, market conditions and the Group’s overall financial performance. If qualitative factors indicate that it is more likely than not that the Group’s reporting unit’s fair value is less than its carrying amount, then the Group will perform the quantitative impairment test by comparing the reporting unit’s carrying amount, including goodwill, to its fair value. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess. For the year ended December 31, 2019 and six months ended June 30, 2020, the Group determined that there were no indicators of impairment of the goodwill.

2.13 Deferred subsidy income
Deferred subsidy income consists of deferred income from government grants. Government grants mainly consist of cash subsidies received by the Group’s subsidiaries in the PRC from local governments as support on expenses relating to certain projects. Grants received with government specified performance obligations are recognized when all the obligations have been fulfilled. If such obligations are not satisfied, the Group may be required to refund the subsidy. Cash grants of RMB3,920 was recorded in deferred subsidy income as of December 31, 2019. As of June 30, 2020, cash grants of RMB7,760 was recorded in deferred subsidy income, which will be recognized when the government specified performance obligation is satisfied, which is expected to be more than 12 months after June 30, 2020.
2.14 Revenue recognition
The Group adopted Accounting Standard Codification (“ASC”) 606,
Revenue from Contracts with Customers
(Topic 606) (“ASC 606”) for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.
Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the entity will collect substantially all the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.
Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group audits the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.
Collaboration revenue
At contract inception, the Group analyzes its collaboration arrangements to assess whether they are within the scope of ASC 808,
 Collaborative Arrangements
 (“ASC 808”) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Group first determines if the collaboration is deemed to be within the scope of ASC 808. For any units of account that are reflective of a vendor-customer relationship those units of account are accounted for within the scope of ASC 606. For any units of account that are not accounted for under ASC 606 and therefore accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently.

The Group’s collaborative arrangements may contain more than one unit of account, or performance obligation, including grants of licenses to intellectual property rights, agreement to provide research and development services and other deliverables. The collaborative arrangements do not include a right of return for any deliverable. As part of the accounting for these arrangements, the Group must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in the contract. In developing the stand-alone selling price for a performance obligation, the Group considers competitor pricing for a similar or identical product, market awareness of and perception of the product, expected product life and current market trends. In general, the consideration allocated to each performance obligation is recognized when the respective obligation is satisfied either by delivering a good or providing a service, limited to the consideration that is not constrained.
When the timing of the delivery of product is different from the timing of payments made by the customers, the Group recognizes either a contract asset (performance precedes the contractual due date) or a contract liability (customer payment precedes performance). The Group’s contractual payment terms are typically due in no more than 30 days from invoicing. In limited situations, certain customer contractual payment terms require the Group to bill in arrears; thus, the Group satisfies some or all of the performance obligations before the Group is contractually entitled to bill the customer. In these situations, billing occurs subsequent to revenue recognition, which results in a contract asset. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of the time is required before payment of the consideration is due. A contract asset is recorded when the Group has transferred products or services to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. For example, certain of the contractual arrangements do not permit the Group to bill until the completion of the production of the samples. In other limited situations, certain customer contractual payment terms allow the Group to bill in advance; thus, the Group receives customer cash payment before satisfying some or all of its performance obligations. In these situations, billing occurs in advance of revenue recognition, which results in contract liabilities.
Licenses of Intellectual Property:
Upfront
non-refundable
payments for licensing the Group’s intellectual property are evaluated to determine if the license is distinct from the other performance obligations identified in the arrangement. For licenses determined to be distinct, the Group recognizes revenues from non-refundable,
up-front
fees allocated to the license at a point in time, when the license is transferred to the licensee and the licensee is able to use and benefit from the license.
Research and Development Services:
The portion of the transaction price allocated to research and development services performance obligations is deferred and recognized as revenue over time as delivery or performance of such services provided to the Group’s customers occurs.
Milestone Payments
: At the inception of each arrangement that includes development, commercialization, and regulatory milestone payments, the Group evaluates whether the milestones are considered probable of being reached and to the extent that a significant reversal of cumulative revenue would not occur in future periods, estimates the amount to be included in the transaction price using the most likely amount method. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Group re-evaluates
the probability of achieving such development milestones and any related constraint, and if necessary, adjust the estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which would affect revenues and earnings in the period of adjustment.
Royalties
: For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties or milestone payments based on the level of sales relate, the Group recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

2.15
Value-added-tax
(“VAT”) recoverable and surcharges
Value added tax recoverable represent amounts paid by the Group for purchases. The surcharges (i.e., Urban construction and maintenance tax, educational surtax, local educational surtax), vary from 6% to 17% of the value-added-tax depending
on
the tax-payer’s location.
The deductible input VAT balance is reflected in the prepayments and other receivables, and VAT payable balance is recorded in the accruals and other payables.
2.16 Research and development expenses
Elements of research and development expenses primarily include (1) payroll and other related expenses of personnel engaged in research and development activities,
(2) in-licensed
patent rights fee of exclusive development rights of drugs granted to the Group, (3) expenses related to preclinical testing of the Group’s technologies under development and clinical trials such as payments to contract research organizations (“CRO”), investigators and clinical trial sites that conduct the clinical studies (4) expenses to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, (5) other research and development expenses. Research and development expenses are charged to expense as incurred when these expenditures relate to the Group’s research and development services and have no alternative future uses.
The Group has acquired rights to develop and commercialize product candidates. Upfront payments that relate to the acquisition of a new drug compound, as well as pre-commercial
milestone payments, are immediately expensed as acquired
in-process
research and development in the period in which they are incurred, provided that the new drug compound did not also include processes or activities that would constitute a “business” as defined under U.S. GAAP, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, has no established alternative future use. Milestone payments made to third parties subsequent to regulatory approval would be capitalized as intangible assets and amortized over the estimated remaining useful life of the related product. The conditions enabling capitalization of development expenses as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

2.17 Leases
In accordance with ASC 842 adopted on January 1, 2019, the Group determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets, operating lease liability, and operating lease liability, non-current
in the Group’s consolidated balance sheets. The Group does not have any finance leases since the adoption date.
ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.
The Group has elected to adopt the following lease policies in conjunction with the adoption of ASU
2016-02:
(i) elect for each lease not to separate
non-lease
components from lease components and instead to account for each separate lease component and the non-lease
components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (iii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.
In connection with the adoption of ASC 842, on January 1, 2019, the Company recorded an impact of RMB13,100 on its assets and RMB11,333 on its liabilities for the recognition of operating lease right-of-use-assets
and operating lease liabilities, respectively, which are primarily related to the lease of the Group’s offices and warehouses. The adoption of ASC 842 did not have a material impact on the Company’s results of operations or cash flows.
2.18 Comprehensive loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments, which are presented in the consolidated statements of comprehensive loss.

2.19 Share-based compensation
The Company grants restricted shares and stock options to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.
Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for share based awards granted with only service conditions, using the graded vesting method net of estimated forfeitures over the vesting period; or c) for share-based awards granted with service conditions and the occurrence of an initial public offering (“IPO”) as performance condition cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the IPO using the graded vesting method.
A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period when the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification.
Share-based compensation in relation to the restricted shares is measured based on the fair market value of the Group’s ordinary shares at the grant date of the award. Prior to the listing, estimation of the fair value of the Group’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Group’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from an independent valuation firm.
2.20 Income taxes
The Group accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future.
The Group evaluates its uncertain tax positions using the provisions of ASC
740-10, Income
Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group recognizes in the financial statements the benefit of a tax position which is ‘‘more likely than not’’ to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.
2.21 Borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of comprehensive loss over the period of the borrowings using the effective interest method.
2.22 Segment information
In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in and derived from the PRC, no geographical segments are presented.
2.23 Loss per share
Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method.
Under
the two-class method,
the net loss is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method,
shares issuable upon the exercise of share options using the treasury stock method, shares issuable upon the conversion of the convertible promissory notes using the if-converted method,
and shares issuable upon the exercise of warrants using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.
2.24 Adopted accounting pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
This guidance requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The measurement of expected credit losses is based on historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability. In November 2018, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses (“ASU
2018-19”),
which clarifies certain topics included within ASU
2016-13.
ASU
2016-13
and ASU
2018-19
are effective for the annual reporting period beginning after December 15, 2019, including interim periods within that reporting period. The impact of this ASU to the consolidated financial statements is immaterial. The Group elected to adopt this ASU and applied this guidance retrospectively to all periods presented.
In January 2017, the FASB issued ASU
2017-04,
Intangibles—Goodwill and Other (Topic 350), which simplifies the subsequent measurement of goodwill by removing the second step of the two-step
impairment test. The amendment requires an entity to perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. A goodwill impairment will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The Group adopted this ASU on January 1, 2020 and the adoption of this ASU does not have a material impact to its consolidated financial statements.
In August 2018 the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. This standard modifies certain disclosure requirements on fair value measurements. This standard became effective for us on January 1, 2020.
In November 2018 the FASB issued
ASU No. 2018-18, Collaborative
Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. This standard makes targeted improvements for collaborative arrangements as follows:

•
Clarifies that certain transactions between collaborative arrangement participants should be accounted for as revenue under ASC 606, Revenue from Contracts with Customers, when the collaborative arrangement participant is a customer in the context of a unit of account. In those situations, all the guidance in ASC 606 should be applied, including recognition, measurement, presentation and disclosure requirements;

•
Adds unit-of-account guidance
to ASC 808, Collaborative Arrangements, to align with the guidance in ASC 606 (that is, a distinct good or service) when an entity is assessing whether the collaborative arrangement or a part of the arrangement is within the scope of ASC 606; and

•
Precludes a company from presenting transactions with collaborative arrangement participants that are not directly related to sales to third parties with revenue recognized under ASC 606 if the collaborative arrangement participant is not a customer.

This standard became effective for the Group on January 1, 2020. A retrospective transition approach is required for either all contracts or only for contracts that are not completed at the date of initial application of ASC 606, with a cumulative adjustment to opening retained earnings. Since the Group’s all relevant units of accounts were accounted for under ASC 606, the adoption of this ASU does not have a material impact to the Group’s consolidated financial statements, with no adjustment to its opening retained earnings.
2.25 Recent accounting pronouncements
In December 2019, the FASB issued ASU
2019-12-Income
Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in ASU
2019-12
simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU
2019-12
is effective for the Company beginning on January 1, 2022. Early adoption of the amendments is permitted. The Company is currently evaluating the impact of ASU
2019-12
on its consolidated financial statements.

2. Principal Accounting Policies
2.1 Basis of presentation
The accompanying consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.
2.2 Basis of consolidation
The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. All inter-company balances and transactions have been eliminated in consolidation.
2.3 Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used when accounting for amounts recorded in connection with acquisitions, including initial fair value determinations of assets and liabilities and other intangible assets as well as subsequent fair value measurements. Additionally, estimates are used in determining items such as useful lives of property, equipment and software, impairment of contract assets and other receivables, impairment of long-lived assets and goodwill, share-based compensation, leases, tax valuation allowances and revenues from licensing and collaboration arrangements. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.
2.4 Fair value measurements
Financial assets and liabilities of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, other financial assets, contract assets, other receivables, short-term borrowings, accruals and other payables and warrants liabilities. As of December 31, 2018 and 2019, except for short-term investments, other financial assets and warrant liabilities, the carrying values of these financial assets and liabilities approximated their fair values because of their generally short maturities. The Group reports short-term investments, other financial assets and warrant liabilities at fair value at each balance sheet date and changes in fair value are reflected in the consolidated statements of comprehensive loss.
The Group measures its financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:
Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.
Assets and liabilities measured at fair value on a recurring basis
The Group measured its short-term investments, other financial assets and warrant liabilities at fair value on a recurring basis. As the Group’s short-term investments, other financial assets and warrants liabilities are not traded in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of short-term investments, other financial assets and warrant liabilities. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement.
The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2018 and 2019:

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non- observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Other financial assets	—	—	255,958	255,958

Liabilities:
Warrant liabilities	—	—	5,618	5,618

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non- observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	32,000	32,000

The roll forward of major Level 3 financial assets and financial liability are as follows:

	Short-term investments	Other financial assets	Warrant liabilities
Fair value of Level 3 financial asset and liability as of December 31, 2017	—	266,245	(65,832)
Investment in other financial assets	—	30,000	—
Disposal of other financial assets	—	(40,000)	—
Fair value change	—	13,622	61,405
Exercise of warrants	—	—	1,314
Income received from other financial assets	—	(13,909)	—
Currency translation differences	—	—	(2,505)

Fair value of Level 3 financial asset and liability as of December 31, 2018	—	255,958	(5,618)
Purchase of short-term investments	134,000	—	—
Disposal of short-term investments	(102,703)	—	—
Disposal of other financial assets due to Termination Agreement (Note 4)	—	(256,000)	—
Fair value changes	703	42	5,644
Currency translation differences	—	—	(26)

Fair value of Level 3 financial assets and liability as of December 31, 2019	32,000	—	—

Refer to Note 15 for additional information about Level 3 warrant liabilities measured at fair value on a recurring basis for the year ended December 31, 2018.
2.5 Foreign currency translation
The Group uses Chinese Renminbi (“RMB”) as its reporting currency. The United States Dollar (“US$”) is the functional currency of the Group’s entities incorporated in the Cayman Islands, the United States of America (“U.S.”) and Hong Kong, the Australia Dollar (“AUD”) is the functional currency of the Group’s entity incorporated in Australia and the RMB is the functional currency of the Company’s PRC subsidiaries.

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in other than the functional currencies are translated at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss.
The consolidated financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses are translated at the average exchange rates prevailing for the year. Foreign currency translation adjustments arising from these are reflected in the accumulated other comprehensive income. The exchange rates used for translation on December 31, 2018 and 2019 were US$1.00 = RMB6.8632 and RMB6.9762 respectively, representing the index rates stipulated by the People’s Bank of China.
Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss, consolidated statements of changes in shareholders’ equity (deficit) and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0651, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on June 30, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2020, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

2.6 Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments with an original maturity date of three months or less at the date of purchase to be cash equivalents.
2.7 Restricted cash
Restricted cash consists of the guarantee deposits held in a designated bank account as security deposits under bank borrowing agreements. Such restricted cash will be released when the Group repays the related bank borrowings.
2.8 Short-term investments
Short-term investments represent the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. These investments are stated at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive loss.

2.9 Property, equipment and software
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Laboratory equipment	3 to 5 years
Software	2 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term
The Group recognized the gain or loss on the disposal of property, equipment and software in the consolidated statements of comprehensive loss.
2.10 Intangible assets
Intangible assets with definite useful lives are amortized to their estimated residual values over their estimated useful lives and reviewed for impairment if certain events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Amortization is initiated for in-process
research and development (IPR&D) intangible assets that are acquired from business combination when their useful lives have been determined. IPR&D intangible assets which are determined to have an impairment in their fair value are adjusted downward and an expense recognized in research and development in the consolidated statements of comprehensive loss. These IPR&D intangible assets are tested at least an annual basis on December 31 or when a triggering event occurs that could indicate a potential impairment. (see Note 7).
2.11 Impairment of long-lived assets
Long-lived assets are reviewed for impairment in accordance with authoritative guidance for impairment or disposal of long-lived assets. Long-lived assets are reviewed for events or changes in circumstances, which indicate that their carrying value may not be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value less cost to sell. For the years ended December 31, 2018 and 2019, there was no impairment of the value of the Group’s long-lived assets.
2.12 Goodwill
Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Group allocates the cost of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase price for acquisitions over the fair value of the net assets acquired, including other intangible assets, is recorded as goodwill. Goodwill is not amortized, but impairment of goodwill assessment is performed on at least an annual basis on December 31 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

The Group has elected to first assess qualitative factors to determine whether it is more likely than not that the fair value of the Group’s reporting unit is less than its carrying amount, including goodwill. The qualitative assessment includes the Group’s evaluation of relevant events and circumstances affecting the Group’s single reporting unit, including macroeconomic, industry, market conditions and the Group’s overall financial performance. If qualitative factors indicate that it is more likely than not that the Group’s reporting unit’s fair value is less than its carrying amount, then the Group will perform the quantitative impairment test by comparing the reporting unit’s carrying amount, including goodwill, to its fair value. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess. For the years ended December 31, 2018 and 2019, the Group determined that there were no indicators of impairment of the goodwill.
2.13 Deferred subsidy income
Deferred subsidy income consists of deferred income from government grants. Government grants consist of cash subsidies received by the Group’s subsidiaries in the PRC from local governments as support on expenses relating to certain projects. Grants received with government specified performance obligations are recognized when all the obligations have been fulfilled. If such obligations are not satisfied, the Group may be required to refund the subsidy. Cash grants of RMB3,920 was recorded in deferred subsidy income as of December 31, 2019, which will be recognized when the government specified performance obligation is satisfied, which is expected to be more than 12 months after December 31, 2019.
2.14 Revenue recognition
The Group adopted Accounting Standard Codification (“ASC”) 606,
Revenue from Contracts with Customers
(Topic 606) (“ASC 606”) for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.
Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.
Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group audits the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

Collaboration revenue
At contract inception, the Group analyzes its collaboration arrangements to assess whether they are within the scope of ASC 808,
 Collaborative Arrangements
 (“ASC 808”) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Group first determines if the collaboration is deemed to be within the scope of ASC 808 and those that are more reflective of a vendor-customer relationship and therefore within the scope of ASC 606. For the collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently.
The Group’s collaborative arrangements may contain more than one unit of account, or performance obligation, including grants of licenses to intellectual property rights, agreement to provide research and development services and other deliverables. The collaborative arrangements do not include a right of return for any deliverable. As part of the accounting for these arrangements, the Group must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in the contract. In developing the stand-alone selling price for a performance obligation, the Group considers competitor pricing for a similar or identical product, market awareness of and perception of the product, expected product life and current market trends. In general, the consideration allocated to each performance obligation is recognized when the respective obligation is satisfied either by delivering a good or providing a service, limited to the consideration that is not constrained.
When the timing of the delivery of product is different from the timing of payments made by the customers, the Group recognizes either a contract asset (performance precedes the contractual due date) or a contract liability (customer payment precedes performance). The Group’s contractual payment terms are typically due in no more than 30 days from invoicing. In limited situations, certain customer contractual payment terms require the Group to bill in arrears; thus, the Group satisfies some or all of the performance obligations before the Group is contractually entitled to bill the customer. In these situations, billing occurs subsequent to revenue recognition, which results in a contract asset. For example, certain of the contractual arrangements do not permit the Group to bill until the completion of the production of the samples. In other limited situations, certain customer contractual payment terms allow the Group to bill in advance; thus, the Group receives customer cash payment before satisfying some or all of its performance obligations. In these situations, billing occurs in advance of revenue recognition, which results in contract liabilities.
Licenses of Intellectual Property:
Upfront
non-refundable
payments for licensing the Group’s intellectual property are evaluated to determine if the license is distinct from the other performance obligations identified in the arrangement. For licenses determined to be distinct, the Group recognizes revenues from non-refundable,
up-front
fees allocated to the license at a point in time, when the license is transferred to the licensee and the licensee is able to use and benefit from the license.

Research and Development Services:
The portion of the transaction price allocated to research and development services performance obligations is deferred and recognized as collaboration revenue over time as delivery or performance of such services occurs.
Milestone Payments
: At the inception of each arrangement that includes development, commercialization, and regulatory milestone payments, the Group evaluates whether the milestones are considered probable of being reached and to the extent that a significant reversal of cumulative revenue would not occur in future periods, estimates the amount to be included in the transaction price using the most likely amount method. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Group re-evaluates
the probability of achieving such development milestones and any related constraint, and if necessary, adjust the estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which would affect revenues and earnings in the period of adjustment.
Royalties
: For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Group recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).
2.15
Value-added-tax
(“VAT”) recoverable and surcharges
Value added tax recoverable represent amounts paid by the Group for purchases. The surcharges (i.e., Urban construction and maintenance tax, educational surtax, local educational surtax), vary from 6% to 17% of the value-added-tax depending
on
the tax-payer’s location.
2.16 Research and development expenses
Elements of research and development expenses primarily include (1) payroll and other related expenses of personnel engaged in research and development activities,
(2) in-licensed
patent rights fee of exclusive development rights of drugs granted to the Group, (3) expenses related to preclinical testing of the Group’s technologies under development and clinical trials such as payments to contract research organizations (“CRO”), investigators and clinical trial sites that conduct the clinical studies (4) expenses to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, (5) other research and development expenses. Research and development expenses are charged to expense as incurred when these expenditures relate to the Group’s research and development services and have no alternative future uses.
The Group has acquired rights to develop and commercialize product candidates. Upfront payments that relate to the acquisition of a new drug compound, as well as pre-commercial
milestone payments, are immediately expensed as acquired
in-process
research and development in the period in which they are incurred, provided that the new drug compound did not also include processes or activities that would constitute a “business” as defined under U.S. GAAP, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, has no established alternative future use. Milestone payments made to third parties subsequent to regulatory approval would be capitalized as intangible assets and amortized over the estimated remaining useful life of the related product. The conditions enabling capitalization of development expenses as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.
2.17 Leases
Prior to the adoption of ASC 842 on January 1, 2019:
Leases, mainly leases of offices, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Group had no capital leases for any of the years stated herein.
Upon and hereafter the adoption of ASC 842 on January 1, 2019:
The Group determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets, operating lease liability, and operating lease liability, non-current
in the Group’s consolidated balance sheets.
ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.
The Group has elected to adopt the following lease policies in conjunction with the adoption of ASU
2016-02:
(i) elect for each lease not to separate
non-lease
components from lease components and instead to account for each separate lease component and the non-lease
components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (iii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

In connection with the adoption of ASC 842, on January 1, 2019, the Company recorded an impact of RMB13,100 on its assets and RMB11,333 on its liabilities for the recognition of operating lease right-of-use-assets and operating lease liabilities, respectively, which are primarily related to the lease of the Group’s offices and warehouses. The adoption of ASC 842 did not have a material impact on the Company’s results of operations or cash flows.
2.18 Comprehensive loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments, which are presented in the consolidated statements of comprehensive loss.
2.19 Share-based compensation
The Company grants restricted shares and stock options to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.
Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for share based awards granted with only service conditions, using the graded vesting method net of estimated forfeitures over the vesting period; or c) for share-based awards granted with service conditions and the occurrence of an initial public offering (“IPO”) as performance condition cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the IPO using the graded vesting method.
A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period when the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification.
Share-based compensation in relation to the restricted shares is measured based on the fair market value of the Group’s ordinary shares at the grant date of the award. Prior to the listing, estimation of the fair value of the Group’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Group’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from an independent valuation firm.
2.20 Income taxes
The Group accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future.
The Group evaluates its uncertain tax positions using the provisions of ASC
740-10, Income
Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group recognizes in the financial statements the benefit of a tax position which is ‘‘more likely than not’’ to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.
2.21 Borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of comprehensive loss over the period of the borrowings using the effective interest method.
2.22 Business combination
The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805, Business Combinations (“ASC 805”). The acquisition method of accounting requires all of the following steps: (i) identifying the acquirer, (ii) determining the acquisition date, (iii) recognizing and measuring the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree, and (iv) recognizing and measuring goodwill or a gain from a bargain purchase. The consideration transferred in a business combination is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date.

The Group allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets may include, but are not limited to, future expected cash flows from acquired assets, timing and probability of success of clinical events and regulatory approvals, and assumptions on useful lives of the patents and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Additional information, such as that related to income tax and other contingencies, existing as of the acquisition date but unknown to us may become known during the remainder of the measurement period, not to exceed one year from the acquisition date, which may result in changes to the amounts and allocations recorded.
Acquisitions that do not meet the accounting definition of a business combination are accounted for as asset acquisitions. For transactions determined to be asset acquisitions, the Group allocates the total cost of the acquisition, including transaction costs, to the net assets acquired based on their relative fair values.
2.23 Segment information
In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in and derived from the PRC, no geographical segments are presented.
2.24 Loss per share
Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method.
Under
the two-class method,
the net loss is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method,
shares issuable upon the exercise of share options using the treasury stock method, shares issuable upon the conversion of the convertible promissory notes using the if-converted method,
and shares issuable upon the exercise of warrants using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

2.25 Adopted accounting pronouncements
In 2016, the FASB issued ASU
2016-02,
Leases (Topic 842). This ASU requires lessees to recognize lease assets and lease liabilities on the balance sheet for the rights and obligations created by all leases with terms greater than 12 months. As we are not a lessor, other changes in the guidance applicable to lessors do not apply. Additionally, in 2018, the FASB issued codification and targeted improvements to this guidance effective for fiscal years and interim periods within those years beginning after December 15, 2018, with early adoption permitted. The Group adopted the new guidance on January 1, 2019, using the alternative transition approach. For additional information, see Note 6—“Leases.”
In November 2016, the FASB issued ASU
2016-18,
Statement of Cash Flows (Topic 230)
(“ASU 2016-18”).
This ASU affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU
2016-18
requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update was required to be adopted for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, and early adoption is permitted in any interim or annual period. The Group elected to early adopt this ASU and applied this guidance retrospectively to all periods presented.
2.26 Recent accounting pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
This guidance requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The measurement of expected credit losses is based on historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability. In November 2018, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses (“ASU
2018-19”),
which clarifies certain topics included within ASU
2016-13.
ASU
2016-13
and ASU
2018-19
are effective for the annual reporting period beginning after December 15, 2019, including interim periods within that reporting period. The impact of this ASU to the consolidated financial statements is immaterial.
In August 2018 the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. This standard modifies certain disclosure requirements on fair value measurements. This standard became effective for us on January 1, 2020. The impact of this ASU to the consolidated financial statements is immaterial.
In November 2018 the FASB issued ASU
No. 2018-18,
Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. This standard makes targeted improvements for collaborative arrangements as follows:

•
Clarifies that certain transactions between collaborative arrangement participants should be accounted for as revenue under ASC 606, Revenue from Contracts with Customers, when the collaborative arrangement participant is a customer in the context of a unit of account. In those situations, all the guidance in ASC 606 should be applied, including recognition, measurement, presentation and disclosure requirements;

•
Adds
unit-of-account
guidance to ASC 808, Collaborative Arrangements, to align with the guidance in ASC 606 (that is, a distinct good or service) when an entity is assessing whether the collaborative arrangement or a part of the arrangement is within the scope of ASC 606; and

•
Precludes a company from presenting transactions with collaborative arrangement participants that are not directly related to sales to third parties with revenue recognized under ASC 606 if the collaborative arrangement participant is not a customer.

This standard became effective for us on January 1, 2020. A retrospective transition approach is required for either all contracts or only for contracts that are not completed at the date of initial application of ASC 606, with a cumulative adjustment to opening retained earnings, as of January 1, 2018. The impact of this ASU to the consolidated financial statements is immaterial.